UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 13, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $34,347


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

M Systems Ltd                        Ord          M7061C100   1,988     49,400   Sh        Defined      03,04    49,400     0    0
Aleris International Inc             Com          014477103   1,622     32,100   Sh        Defined      03,04    32,100     0    0
Andrew Corp                          Com          034425108   1,087    117,490   Sh        Defined      03,04   117,490     0    0
Andrx Corp                           Com          034553107   2,299     94,096   Sh        Defined      03,04    94,096     0    0
Aramark Corp                         Cl B         038521100   1,738     52,900   Sh        Defined      03,04    52,900     0    0
Commercial Capital Bancorp Inc       Com          20162L105   1,503     94,261   Sh        Defined      03,04    94,261     0    0
Enzon Pharmaceuticals Inc            Com          293904108   1,755    212,764   Sh        Defined      03,04   212,764     0    0
Filenet Corp                         Com          316869106     521     14,954   Sh        Defined      03,04    14,954     0    0
Giant Industries Inc                 Com          374508109   1,535     18,900   Sh        Defined      03,04    18,900     0    0
Golden West Financial Corp           Com          381317106   4,164     53,900   Sh        Defined      03,04    53,900     0    0
HCA Inc                              Com          404119109   1,701     34,100   Sh        Defined      03,04    34,100     0    0
Intel Corp                           Com          458140100     669     32,500   Sh        Defined      03,04    32,500     0    0
Intermagnetics General Corp          Com          458771102   1,404     51,907   Sh        Defined      03,04    51,907     0    0
Internet Security Systems Inc        Com          46060X107   1,588     57,188   Sh        Defined      03,04    57,188     0    0
Kinder Morgan Inc                    Com          49455P101     524      5,000   Sh        Defined      03,04     5,000     0    0
Ligand Pharmaceuticals Inc           Cl B         53220K207     168     16,698   Sh        Defined      03,04    16,698     0    0
MRO Software Inc                     Com          55347W105     590     22,997   Sh        Defined      03,04    22,997     0    0
Maverick Tube Corp                   Com          577914104   5,115     78,900   Sh        Defined      03,04    78,900     0    0
Sears Holdings Corp                  Com          812350106     300      1,900   Sh        Defined      03,04     1,900     0    0
Univision Communications Inc         Cl A         914906102   4,076    118,700   Sh        Defined      03,04   118,700     0    0